Shareholder Report, Holdings (Details)	May 31, 2024
C000183992 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000183992 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000183992 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183992 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000183992 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183993 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000183993 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000183993 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183993 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000183993 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000183994 | BB Rated
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000183994 | B Rated
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000183994 | CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000183994 | Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000183994 | D Rated
Holdings [Line Items]
Percent of Net Asset Value	0.20%